Inventories, Net - Schedule of Inventory (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	$ 13,254	$ 22,606
Goods shipped to customer		1,914
Finished goods	74,491	46,966
Allowance for Inventory	(12,531)
Inventories, net	$ 75,214	$ 71,486